Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices

Our Board or the Compensation Committee (or our Chief Executive Officer pursuant to a delegation of authority from our Compensation Committee with respect to stock awards to non-executive service providers) generally grants stock awards during the year to new hires, employees receiving promotions, and in other special circumstances. Annual awards to eligible employees are generally made during the first quarter of the year. We do not, however, maintain a formal equity grant policy and our Board or the Compensation Committee (or our Chief Executive Officer pursuant to her delegation of authority) may make grants at such times as are deemed appropriate. We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information based on equity award grant dates or vesting events. For all stock option awards, the exercise price is the closing price of our Common Stock on the date of the grant (or if such date is not a trading day, on the immediately preceding trading day). During 2024, we did not grant equity awards to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for named executive officers grants in fiscal year 2024.

Award Timing Method	Annual awards to eligible employees are generally made during the first quarter of the year. We do not, however, maintain a formal equity grant policy and our Board or the Compensation Committee (or our Chief Executive Officer pursuant to her delegation of authority) may make grants at such times as are deemed appropriate. We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information based on equity award grant dates or vesting events.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for named executive officers grants in fiscal year 2024.
MNPI Disclosure Timed for Compensation Value	false